Property Plant and Equipment (Narrative) (Detail) $ in Millions	1 Months Ended						3 Months Ended		12 Months Ended
	Apr. 30, 2019 USD ($) MW	Jan. 31, 2019 MW	Aug. 31, 2018 project	Mar. 31, 2018 USD ($) a field	Feb. 28, 2018 USD ($)	Jan. 31, 2018 a	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($) a field	Dec. 31, 2020 USD ($) MW	Dec. 31, 2019 USD ($)	Nov. 30, 2014 a field
Property Plant And Equipment [Line Items]
Cost of project							$ 29	$ 7
Virginia Electric and Power Company
Property Plant And Equipment [Line Items]
Cost of project							$ 27
MW Capacity | MW		1,292
Virginia Electric and Power Company | Solar Development Project in Virginia
Property Plant And Equipment [Line Items]
Cost of project	$ 37
MW Capacity | MW	20
Virginia Electric and Power Company | Two Solar Development Projects
Property Plant And Equipment [Line Items]
Number of Projects | project			2
Virginia Electric and Power Company | Two Solar Development Projects | Scenario Forecast
Property Plant And Equipment [Line Items]
MW Capacity | MW									155
Virginia Electric and Power Company | First Solar Development Project | Subsequent Event
Property Plant And Equipment [Line Items]
Cost of project										$ 120
Virginia Electric and Power Company | Second Solar Development Project | Scenario Forecast
Property Plant And Equipment [Line Items]
Cost of project									$ 130
Dominion Energy Gas Holdings, LLC | Marcellus Shale | Oil and Gas Properties
Property Plant And Equipment [Line Items]
Development rights (number of acres) | a						18,000					24,000
Number of natural gas storage fields | field											1
Gas and oil area developed net remaining interest conveyed percentage						50.00%
Amount of consideration					$ 28
Dominion Energy Gas Holdings, LLC | Utica and Point Pleasant Shale | Oil and Gas Properties
Property Plant And Equipment [Line Items]
Development rights (number of acres) | a				11,000				11,000
Number of natural gas storage fields | field				1				1
Amount of consideration				$ 16				$ 16
Proceeds from assignment of Shale Development Rights				16
Dominion Energy Gas Holdings, LLC | Other operations and maintenance | Marcellus Shale | Oil and Gas Properties
Property Plant And Equipment [Line Items]
Gain on sale					28
After tax gain on sale					$ 20
Dominion Energy Gas Holdings, LLC | Other operations and maintenance | Utica and Point Pleasant Shale | Oil and Gas Properties
Property Plant And Equipment [Line Items]
Gain on sale				16
After tax gain on sale				$ 12